SUBSEQUENT EVENTS (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Nov. 12, 2020	Nov. 27, 2020	Oct. 23, 2020	May 28, 2020	Aug. 31, 2020	Aug. 31, 2019	May 31, 2019	Sep. 12, 2018
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from equity issued					$ 99,997
Repayments of non-current borrowings					55	$ 12,674
Transaction costs					2,085
Revolving Credit Facilities [Member]
Disclosure of non-adjusting events after reporting period [line items]
Transaction costs					186
Bank of Montreal [Member] | Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Committed borrowing facilities					115,000		$ 115,000
Transaction costs					$ 1,899
Bank of Montreal [Member] | Term Loan [Member] | Second Amendment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Committed borrowing facilities				$ 115,000
Cash collateral				8,000
Transaction costs				$ 490
Bank of Montreal [Member] | Term Loan [Member] | Amendment and Restatement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Committed borrowing facilities		$ 60,000
Repayments of non-current borrowings		55,000
Quarterly repayments		1,500
Reduction in Revolver commitment		2,000
Minimum unrestricted cash balance requirement		20,000
Transaction costs		$ 217
Bank of Montreal [Member] | Revolving Credit Facilities [Member]
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities							$ 25,000
Hyasynth Biologicals Inc. ("Hyasynth") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures, face value								$ 5,000
Events After Reporting Period [Member] | Hyasynth Biologicals Inc. ("Hyasynth") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Advanced additional convertible debentures			$ 2,500
Convertible debentures, face value			$ 7,500
Potential proportion of ownership interest in associate			46.50%
Events After Reporting Period [Member] | Underwriters [Member]
Disclosure of non-adjusting events after reporting period [line items]
Units sold	37,375,000
Units issued in period, price per unit	$ 1.85
Gross proceeds from equity issued	$ 69,144
Weighted average exercise price of warrants granted	$ 2.50